Other Assets - Other Non-Current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, non-current		€ 331.5	€ 305.7
Derivative financial instruments		65.2	89.5
Compensation plan assets	[1]	41.2	38.0
Prepaid expenses		140.4	151.4
Subordinated Loan Granted To Lessor, non current	[2]	0.0	5.4
Other assets		24.4	22.3
Other non-current assets		€ 602.7	€ 612.3

[1]	For further details on compensation plan assets see Note 18 Employee benefits
[2]	For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.